Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Vessel Operating and Supervision Costs
Crew wages and vessel management employee costs	$ 19,733	$ 20,228	$ 39,344	$ 40,258
Technical maintenance expenses	8,597	6,919	17,125	15,601
Other vessel operating expenses	5,028	5,556	9,859	11,157
Total	$ 33,358	$ 32,703	$ 66,328	$ 67,016